Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

25.  Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment related to the Airbus purchase agreement, including estimated amounts for contractual prices escalations and pre-delivery payments, will be as follows:

	Commitment
	expenditures in
	thousands of U.S.
	dollars
2024	US$	280,818
2025		711,112
2026		1,408,871
2027		1,123,329
2028 and thereafter		3,065,774
	US$	6,589,904

All aircraft acquired by the Company through the Airbus purchase agreement through December 31, 2023, have been executed through sale and leaseback transactions.

In addition, we have commitments to execute sale and leaseback over the next two years. The estimated proceeds from these commitments are as follows:

	Aircraft sale prices estimated
	in thousands of U.S. dollars
2024	US$	626,500
2025		821,000
	US$	1,447,500

For future aircraft deliveries the Company will review the lease and financing structure applicable based on the then current market conditions.

The future lease payments for these non-cancellable sale and leaseback contracts are as follows:

	Aircraft leases
	in thousands of U.S.
	dollars
2024	US$	19,440
2025		84,730
2026		96,869
2027		96,869
2028 and thereafter		864,521
	US$	1,162,429

Purchase of additional A320 New Engine Option (“NEO”) family aircraft

On December 28, 2017, the Company amended the agreement with Airbus, S.A.S. (“Airbus”) for the purchase of additional 80 A320NEO family aircraft to be delivered from 2022 to 2026, which was further amended in July 2020 to reschedule the deliveries between 2023 and 2028. Additionally, in November 2021 the Company entered into a new amendment to the referred agreement to purchase 39 additional A320 New Engine Option (“NEO”) Family Aircraft to be delivered between 2023 and 2029, in addition to the acquisition of these 39 aircraft, the Company exercised its rights under the purchase agreement with Airbus to convert 19 aircraft from A320NEO to A321neo aircraft of its current order, all to support the Company’s targeted growth markets in Mexico, United States, Central America and South America.

On October 10th, 2022, the Company executed an amendment to our existing Airbus purchase agreement for the purchase of 25 A32NEO aircraft, all to be delivered in 2030.

Litigation

The Company is a party to legal proceedings and claims that arise during the ordinary course of business. Certain proceedings are considered possible obligations. Based on the plaintiffs’ claims, as of December 31, 2023, 2022 and 2021 these possible contingencies amount to a total of US$29.4 million (US$2.8 related to legal matters, US$6.1 related to labor matters and US$20.5 related to other contributions matters), US$7.8 million and US$8.0 million, respectively.